Financial assets and liabilities - Net external debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Financial assets and liabilities
Loan notes	$ 7,737	$ 8,296
Other borrowings	142	12
Net borrowings	7,879	8,308
Cash and cash equivalents	(530)	(784)	[1]	$ (813)	[1]	$ (602)	[1]
Derivative financial instruments used to hedge foreign currency and interest rate risk	113	301
Net debt	7,462	7,825		7,646
Non-current borrowings	7,761	8,306		8,582		6,964
Current borrowings	$ 118	$ 2		$ 8		$ 8

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements